Interest expense and other financial income & expense	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Interest expense and other financial income & expense	Interest expense and other financial income & expense
Interest expense

($ millions)	2023	2022	2021
Interest expense on financial debts	(162)	(110)	(95)
Interest expense from discounting long-term liabilities	(10)	(9)	(12)
Interest expense on lease liabilities	(17)	(15)	(13)
Total interest expense	(189)	(134)	(120)
Other financial income & expense

($ millions)	2023	2022	2021
Interest income	45	16	3
Loss on extinguishment of financial debt	—	(5)	—
Other financial expense	(11)	(12)	(10)
Monetary loss from hyperinflation accounting	(13)	(16)	(6)
Currency result, net	(39)	(58)	(29)
Total other financial income & expense	(18)	(75)	(42)